Borrowings - Trust Preferred Securities (Details) - USD ($) $ in Thousands			12 Months Ended
	Mar. 17, 2005	Mar. 17, 2004	Dec. 31, 2021	Dec. 31, 2020
Borrowings
Investment in common securities of the trust			$ 1,300	$ 1,200
Subordinated notes			$ 49,486	$ 49,486
Exchange Statutory Trust II
Borrowings
Trust preferred securities issued floating rate Trust Preferred Securities (TPS) to a TPS Pool	$ 23,000
Basis spread on variable rate (in percent)			1.83%
Period of time after issuance in which TPS can be repaid without penalty	5 years
Investment in common securities of the trust	$ 700
Investment in preferred interests of the trust by a third party during the period	$ 23,000
Exchange Statutory Trust I
Borrowings
Trust preferred securities issued floating rate Trust Preferred Securities (TPS) to a TPS Pool		$ 25,000
Basis spread on variable rate (in percent)		2.70%
Investment in common securities of the trust		$ 800
Investment in preferred interests of the trust by a third party during the period		$ 25,000
Minimum duration of time needs to complete to take action against default			5 years